Potentially dilutive instruments (Detail) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Potentially Dilutive Instruments [Line Items]
Employee share-based compensation awards	[1]		3,605,198	24,124,341
Other equity derivative contracts		21,632,879	11,912,450	9,122,496
Total		21,632,879	15,517,648	33,246,837

[1]	The last remaining option awards and stock appreciation rights expired during 2019.